First Trust Indxx Global Natural Resources Income ETF Shareholder Fees	Sep. 30, 2025
First Trust Indxx Global Natural Resources Income ETF | First Trust Indxx Global Natural Resources Income ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%